Statements of Cash Flows (USD $)	3 Months Ended	12 Months Ended		110 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012	Nov. 30, 2013
Cash flows from (used in) operating activities
Net Income (Loss)	$ (13,340)	$ (56,401)	$ (1,652)	$ (481,087)
- amortization				2,153
- imputed interest				1,458
- foreign exchange loss				5,040
- write off of oil & gas property				97,635
- bad debt				94,960
Changes in operating assets and liabilities
- increase (decrease) in due to a related party	(4,394)	9,714	7,889	26,331
- increase (decrease) in contingent liabilities			(18,750)
- increase (decrease) in accounts payable and accrued liabilities	(23,668)	19,442	12,513	23,682
Net cash used in operating activities	(41,402)	(27,245)		(229,754)
Cash flows from (used in) investing activities
Acquisition of oil and gas interest				(197,635)
Purchase gas well option				(2,153)
Net cash used in investing activities				(199,788)
Cash flows from (used in) financing activities
Proceeds from shareholder loans	(100,000)	100,000
Proceeds from issuance of common stock	100,000	0		460,895
Net cash provided by financing activities		100,000		460,895
Increase in cash	(41,402)	72,755		31,353
Cash and cash equivalents, beginning of period	72,755
Cash and cash equivalents, end of period	$ 31,353	$ 72,755		$ 31,353